SCHEDULE OF MATURITIES OF CONVERTIBLE PROMISSORY NOTES (Details) - Convertible Promissory Notes [Member]	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
2022	$ 3,550,000
2023	3,749,000
Total	$ 7,299,000